CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income	$ 45.0	$ 82.1	$ 22.1
Other comprehensive income	0.0	0.0	0.0
Total comprehensive income	45.0	82.1	22.1
Comprehensive income attributable to:
Shareholders of Borr Drilling Limited	$ 45.0	$ 82.1	$ 22.1